Long Term Debt - Principal Payments (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Apr. 20, 2011	Dec. 31, 2010
Long-term Debt, by Maturity [Abstract]
2012	$ 439,848
2013	754,936
2014	997,872
2015	374,401
2016 and thereafter	1,866,961
Total principal payments	4,434,018	495,000	2,935,648
Less: Financing fees and equity component of notes	(192,183)		(215,956)
Total Debt	$ 4,241,835		$ 2,719,692